Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Numerator
Net income attributable to Amdocs Limited	$ 102,011	$ 159,428	$ 149,603	$ 129,667	$ 128,936	$ 128,466	$ 158,497	$ 133,602	$ 540,709	$ 549,501	$ 688,374
Net income attributable to Amdocs Limited and dividends attributable to participating restricted stock									(9,169)	(7,880)	(7,052)
Numerator for basic earnings per common share									531,540	541,621	681,322
Undistributed income allocated to participating restricted stock									5,719	5,159	5,199
Undistributed income reallocated to participating restricted stock									(5,679)	(5,124)	(5,167)
Numerator for diluted earnings per common share									$ 531,580	$ 541,656	$ 681,354
Denominator
Weighted average number of shares outstanding — basic									119,687	122,812	128,495
Weighted average number of participating restricted stock									(2,030)	(1,761)	(1,316)
Weighted average number of common shares — basic									117,657	121,051	127,179
Effect of dilutive equity-based compensation awards									832	838	789
Weighted average number of common shares — diluted									118,489	121,889	127,968
Basic earnings per share attributable to Amdocs Limited	$ 0.86	$ 1.33	$ 1.24	$ 1.07	$ 1.06	$ 1.05	$ 1.29	$ 1.07	$ 4.52	$ 4.47	$ 5.36
Diluted earnings per share attributable to Amdocs Limited	$ 0.86	$ 1.32	$ 1.23	$ 1.07	$ 1.05	$ 1.04	$ 1.28	$ 1.07	$ 4.49	$ 4.44	$ 5.32